Schedule of Original Measurement Categories and Carrying Amounts for Each Financial Asset and Liability (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Financial Assets
Cash and cash equivalents, Carrying Amount	$ 65,081	$ 96,626	$ 115,705
Accounts receivable, Carrying Amount	322,585	372,336
Financial Liabilities
Accounts payable and accrued liabilities, Carrying Amount	209,625	274,489
Long-term debt, Carrying Amount	1,730,437	$ 1,706,253
IFRS 9 [Member]
Financial Assets
Cash and cash equivalents, Carrying Amount	65,081
Accounts receivable, Carrying Amount	322,585
Financial assets, Carrying Amount	387,666
Financial Liabilities
Accounts payable and accrued liabilities, Carrying Amount	209,625
Long-term debt, Carrying Amount	1,730,437
Financial Liabilities, Carrying Amount	$ 1,940,062
Cash and cash equivalents, measurement category	Amortized cost
Accounts receivable, measurement category	Amortized cost
Accounts payable and accrued liabilities, measurement category	Amortized cost
Long-term debt, measurement category	Amortized cost
IAS 39 [Member]
Financial Assets
Cash and cash equivalents, Carrying Amount	$ 65,081
Accounts receivable, Carrying Amount	322,585
Financial assets, Carrying Amount	387,666
Financial Liabilities
Accounts payable and accrued liabilities, Carrying Amount	209,625
Long-term debt, Carrying Amount	1,730,437
Financial Liabilities, Carrying Amount	$ 1,940,062
Cash and cash equivalents, measurement category	Loans and receivables
Accounts receivable, measurement category	Loans and receivables
Accounts payable and accrued liabilities, measurement category	Other financial liabilities
Long-term debt, measurement category	Other financial liabilities